SUPPLEMENT

Dated February 13, 2007 to the

Class IA Shares Prospectus dated May 1, 2006

Class IA Shares Prospectus (Director Multi-Manager) dated May 1, 2006

Class IA Shares Prospectus (Premiere Solutions Series II) dated May 1, 2006

Class IA Prospectus (ISP) dated May 1, 2006

Class IA Prospectus (Investment Options within Union Security Variable Annuities) dated May 1, 2006

Class IB Shares Prospectus dated May 1, 2006

Class IB Shares Prospectus (Nations Evergreen) dated May 1, 2006 for the Hartford HLS Funds

Effective June 30, 2007, James H. Averill will be withdrawing from the Wellington Management Partnership. Accordingly the following changes have been made to the prospectuses.

Hartford Value Opportunites HLS Fund

Effective April 1, 2007, James H. Averill will no longer be involved in the portfolio management of The Hartford Value Opportunities HLS Fund (the “Fund”). The Fund will continue to be managed by a team of portfolio managers and research analysts. David Palmer, David Fassnacht and James Mordy will continue to serve as Portfolio Managers with Messrs. Palmer and Fassnacht primarily responsible for various sectors and Mr. Mordy contributing ideas across all sectors. Accordingly, in your Prospectus, the section entitled “Hartford Value Opportunities HLS Fund,” under the sub-heading “Portfolio Managers,” the information regarding James H. Averill is deleted.

Hartford Capital Appreciation HLS Fund

This supplement supersedes the Supplement dated December 8, 2006 regarding the Capital Appreciation HLS Fund.

Effective April 1, 2007, James H. Averill will no longer be involved in the portfolio management of The Hartford Capital Appreciation HLS Fund (the “Fund”).

Accordingly, the reference to Jim Averill & team in the section entitled “Principal Investment Strategy” is deleted. The Fund’s contrarian value segment will now be managed by David W. Palmer, David R. Fassnacht and James N. Mordy.

Additionally, in the section entitled “Hartford Capital Appreciation HLS Fund, Portfolio Managers,” the disclosure regarding James H. Averill is deleted and the following is added:

David R. Fassnacht

•                  Senior Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund as of 2007

•                  Joined Wellington Management as an investment professional in 1991

James N. Mordy

•                  Senior Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund as of 2007

•                  Joined Wellington Management as an investment professional in 1985

David W. Palmer

•                  Vice President and Equity Research Analyst of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund as of  2007

•                  Joined Wellington Management as an investment professional in 1998

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated February 13, 2007 to the

Class IA Shares Prospectus dated May 1, 2006 (the “IA Prospectus”)

Class IA Shares Prospectus (Investment Options within Union Security Variable Annuities) dated
May 1, 2006 (the “Union Security Prospectus”)

Class IA Shares Prospectus (Director Multi-Manager) dated May 1, 2006 (the “Director Prospectus)

for the Hartford HLS Funds

Hartford Focus HLS Fund (the “Fund”)

The following changes to your prospectus will be effective on March 30, 2007.

1.                                       Francis J. Boggan will assume portfolio management responsibilities of The Hartford Focus HLS Fund. Steven T. Irons and Peter I. Higgins will no longer serve as portfolio managers of the Fund. The Fund’s investment strategy will be modified to invest in a diversified portfolio of large capitalization companies. In addition, on or before August 30, 2007, the Fund’s name will be changed to the Hartford Fundamental Growth HLS Fund.

Accordingly, effective March 30, 2007, the following changes are being made to the Prospectuses under the heading “Hartford Focus HLS Fund”:

(a)                                  Under the sub-heading “Portfolio Manager,” the information regarding Steven T. Irons and Peter I. Higgins is deleted and replaced with the following:

Francis J. Boggan, CFA

•                  Senior Vice President and Equity Portfolio Manager of Wellington Management

•                  Portfolio Manager of the fund since March 2007

•                  Joined the firm as an investment professional in 2001, predominately managing equity portfolios since that time

(b)                                 Under the sub-heading “Principal Investment Strategy,” the information is deleted in its entirety and replaced with following:

The fund invests primarily in equity securities of large capitalization growth companies which include companies with market capitalizations similar to companies in the Russell 1000 Growth Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $1 billion to $447 billion. In general, the fund invests in companies with market capitalizations greater than $1 billion. Individual holdings are typically no larger than 5% of the fund’s total assets. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund’s portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, growth prospects, relative valuation, balance sheet, income statement, and anticipated earnings and revenues.

In general, the fund seeks to invest in market-leading companies in industry niches that offer high secular growth prospects and attractive market dynamics. The approach utilizes proprietary fundamental research to identify high-quality, proven companies with price-earnings valuations comparable to the company’s long-term, sustainable growth rate.

(c)                                  Under the sub-heading, “Main Risks,” the third paragraph is deleted in its entirety.

(d)           Under the sub-heading, “Past Performance,” the Russell 1000 Growth Index has been added as an additional benchmark to better reflect the modified strategy.

(e)           Under the heading “Introduction,” the reference to the Fund being a non-diversified fund is deleted.

2.                                       The Fund’s Investment Manager, HL Investment Advisors, LLC, will permanently reduce its management fee schedule for the Fund.

(a)                                  Accordingly, as of March 30, 2007, in the Prospectuses under the heading “Your Expenses,” the table, footnotes and the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

CLASS IA
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund’s assets)
Management fees (1)	0.80%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total operating expenses (1)	0.87%

(1) Effective March 30, 2007, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.85% to 0.80%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS IA
EXPENSES (with or without redemption)
Year 1	$91
Year 3	$284
Year 5	$483
Year 10	$1,096

(b)                                 Under the heading, “Management of the Funds - Management Fees,” the fee schedule for the Fund is deleted and replaced with the following:

Average Daily Net Assets	Annual Rate

First $250 million	0.80%
Next $250 million	0.75%
Amount Over $500 million	0.70%

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated February 13, 2007 to the

Class IB Shares Prospectus dated May 1, 2006 (the “Prospectus”)

for the Hartford HLS Funds

Hartford Focus HLS Fund (the “Fund”)

The following changes to your prospectus will be effective on March 30, 2007.

1.                                       Francis J. Boggan will assume portfolio management responsibilities for The Hartford Focus HLS Fund. Steven T. Irons and Peter I. Higgins will no longer serve as portfolio managers of the Fund. The Fund’s investment strategy will be modified to invest in a diversified portfolio of large capitalization companies. In addition, on or before August 30, 2007, the Fund’s name will be changed to the Hartford Fundamental Growth HLS Fund.

Accordingly, effective March 30, 2007, the following changes are being made to the Prospectus under the heading “Hartford Focus HLS Fund”:

(a)                                  Under the sub-heading “Portfolio Manager,” the information regarding Steven T. Irons and Peter I. Higgins is deleted and replaced with the following:

Francis J. Boggan, CFA

•                  Senior Vice President and Equity Portfolio Manager of Wellington Management

•                  Portfolio Manager of the fund since March 2007

•                  Joined the firm as an investment professional in 2001, predominately managing equity portfolios since that time

(b)                                 Under the sub-heading “Principal Investment Strategy” the information is deleted in its entirety and replaced with the following:

The fund invests primarily in equity securities of large capitalization growth companies which include companies with market capitalizations similar to companies in the Russell 1000 Growth Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $1 billion to $447 billion. In general, the fund invests in companies with market capitalizations greater than $1 billion. Individual holdings are typically no larger than 5% of the fund’s total assets. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund’s portfolio of equity securities is evaluated using what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, growth prospects, relative valuation, balance sheet, income statement, and anticipated earnings and revenues.

In general, the fund seeks to invest in market-leading companies in industry niches that offer high secular growth prospects and attractive market dynamics. The approach utilizes proprietary fundamental research to identify high-quality, proven companies with price-earnings valuations comparable to the company’s long-term, sustainable growth rate.

(c)                                  Under the sub-heading, “Main Risks,” the third paragraph is deleted in its entirety.

(d)           Under the sub-heading, “Past Performance,” the Russell 1000 Growth Index has been added as an additional benchmark to better reflect the modified strategy.

(e)           Under the heading “Introduction,” the reference to the Fund being a non-diversified fund is deleted.

2.                                       The Fund’s Investment Manager, HL Investment Advisors, LLC, (“HL Advisors”) will permanently reduce its management fee schedule for the Fund.

(a)                                  Accordingly, as of March 30, 2007, in the Prospectus under the heading “Your Expenses,” the table, footnotes and expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

CLASS IB
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund’s assets)
Management fees (1)	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Total operating expenses (1)	1.12%

(1)                                  Effective March 30, 2007, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.85% to 0.80%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS IB
EXPENSES (with or without redemption)
Year 1	$116
Year 3	$362
Year 5	$628
Year 10	$1,386

(b)                                 Under the heading, “Management of the Funds” under the sub-heading “Management Fees,” the fee schedule for the Fund is deleted and replaced with the following:

Average Daily Net Assets	Annual Rate

First $250 million	0.80%
Next $250 million	0.75%
Amount Over $500 million	0.70%

This Supplement should be retained with your Prospectus for future reference.

Supplement dated February 13, 2007

to the Combined Statement of Additional Information for

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

Class IA and Class IB Shares

dated May 1, 2006 (the “SAI”)

The SAI is revised as follows effective April 1, 2007:

Hartford Capital Appreciation HLS Fund and Hartford Value Opportunities HLS Fund

James H. Averill will no longer serve as portfolio manager of the above referenced funds. Accordingly, all references and disclosures concerning James H. Averill are hereby deleted.

This Supplement should be retained with your SAI for future reference.

Supplement dated February 13, 2007

to the Combined Statement of Additional Information for

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

Class IA and Class IB Shares

dated May 1, 2006 (the “SAI”)

Hartford Focus HLS Fund

1.                                       Effective March 30, 2007, Francis J. Boggan will assume portfolio management responsibilities for the Hartford Focus HLS Fund (the “Fund”). Steven T. Irons and Peter Higgins will no longer serve as portfolio managers of the Fund. The Fund’s investment strategy will be modified to invest in a diversified portfolio of large capitalization companies. In addition, on or before August 30, 2007, the Fund’s name will be changed to the Hartford Fundamental Growth HLS Fund.

Accordingly, effective March 30, 2007, the following changes are being made to the SAI:

(a)                                  Under the heading “General Information” on page 2 of the SAI, the reference to the Focus HLS Fund in the fourth full paragraph is deleted. In addition, under the sub-heading “Fundamental Restrictions of the HLS Funds,” on page 4,  the references to the Focus HLS Fund in the second and third paragraphs are deleted.

(b)                                 Under the heading “Portfolio Managers - Other Accounts managed by Wellington Management Portfolio Managers,” on page 53 of the SAI, the following footnote is added at the end of the first paragraph:

Francis J. Boggan will assume portfolio management responsibilities for the Focus HLS Fund on March 30, 2007 and Steven T. Irons and Peter I. Higgins will no longer serve as portfolio mangers of the Focus HLS Fund. The tables below do not reflect this change.

(c)                                  Under the heading “Compensation of Wellington Management Portfolio Managers” on page 63 of the SAI, in the table listing the Benchmark(s)/Peer Groups for Incentive Period for the Fund, the S&P 500 Index and the Lipper HF Large Cap Core Average are deleted and replaced with the Russell 1000 Growth Index and the Lipper Large Cap Growth Average.

(d)                                 Under the heading “Compensation of Wellington Management Portfolio Managers” on page 62 of the SAI, Francis J. Boggan is added to the list of Partners of Wellington Management.

(e)                                  Under the heading “Portfolio Managers - Equity Securities Beneficially Owned by Wellington Management Portfolio Managers” on page 65, the chart is amended by inserting the following immediately after the listing for Jean-Marc Berteaux:

Portfolio Manager	Fund(s) Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned
Francis J. Boggan(1)	Focus HLS Fund	None

(f)                                    The following footnote is added at the end of the chart of page 66:

(1)Francis J. Boggan was named portfolio manager for Focus HLS Fund as of March 30, 2007, replacing Peter I. Higgins and Steven T. Irons. The information provided in the table above is current as of  October 31, 2006.

(g)                                 Under the heading “Portfolio Managers - Equity Securities Beneficially Owned by Wellington Management Portfolio Managers” on page 65, the disclosure in the chart relating to Peter I. Higgins and Steven T. Irons is revised as follows:

Portfolio Manager	Fund(s) Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned
Peter I. Higgins(1)	Advisers HLS Fund Stock HLS Fund	None None

Steven T. Irons(1)	Advisers HLS Fund Stock HLS Fund	None None

2.                                       Effective March 30, 2007, HL Investment Advisors LLC, the Fund’s investment manager, has permanently reduced the management fees for the Fund. Accordingly, effective March 30, 2007, under the heading “Investment Management Fees,” on page 43, the reference to the Fund is deleted and the following fee schedule is inserted directly before U.S Government Securities HLS Fund:

Average Daily Net Assets	Annual Rate
First $250 million	0.80%
Next $250 million	0.75%
Amount Over $500 million	0.70%

This Supplement Should Be Retained With Your Statement of Additional Information For Future Reference.